Prepaid Expenses and Other Current Assets	12 Months Ended
Dec. 31, 2015
Prepaid Expense and Other Assets, Current [Abstract]
Prepaid Expenses and Other Current Assets

Note 3 — Prepaid Expenses and Other Current Assets

The following summarizes the major components of the prepaid expenses and other current assets balance:

	Year Ended December 31,
(in thousands)	2014	2015
Insurance	$117	$114
Other miscellaneous	75	26
	$192	$140